Current assets - receivables	6 Months Ended
Dec. 31, 2024
Current assets - receivables [Abstract]
Current assets - receivables	Note 8. Current assets - receivables
	31 Dec 2024	30 Jun 2024
	$'000	$'000

Other debtors	148	195
Prepayments	442	148

	590	343